Consolidated Statement of Shareholder's Equity (Details) - USD ($)	8 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning Balance			$ 16,410,375	$ 21,790,068	$ 3,901,337
Net loss for the period			1,913,451	19,554,198	16,180,949
Ending Balance	$ 18,215,410	$ 18,215,410	18,215,410	$ 16,410,375	$ 21,790,068
Heidmar Maritime Holdings Corp.
Beginning Balance
Net loss for the period	(915,995)	(915,995)
Ending Balance	$ (915,995)	$ (915,995)	$ (915,995)
Share Capital Common Shares
Beginning Balance, Shares			96	96	96
Ending Balance, Shares	96	96	96	96	96
Share Capital Common Shares | Heidmar Maritime Holdings Corp.
Beginning Balance, Shares
Issuance of common shares, Shares		100
Ending Balance, Shares	100	100	100
Accumulated Deficit
Beginning Balance			$ 10,735,147	$ 16,180,949
Net loss for the period			1,913,451	19,554,198	$ 16,180,949
Ending Balance	$ 12,648,598	$ 12,648,598	12,648,598	$ 10,735,147	$ 16,180,949
Accumulated Deficit | Heidmar Maritime Holdings Corp.
Beginning Balance
Net loss for the period		(915,995)
Ending Balance	$ (915,995)	$ (915,995)	$ (915,995)